Common Stock (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Expense and Related Tax Benefits for Restricted Stock Awards Recognized

The following table presents compensation expense and related tax benefits for restricted stock awards recognized on the consolidated statement of income.

(Dollars in thousands)	2016	2015	2014
Compensation expense	$53	$28	$—
Tax benefit	(18)	(10)	—

Net income effect	$35	$18	$—

Schedule of Non-Vested Restricted Stock

The following table presents information regarding the non-vested restricted stock for the year ended December 31, 2016.

	Shares	Weighted- Average Grant Date Fair Value
Non-vested at January 1, 2016	8,100	$16.13
Vested	(2,115)	16.10
Cancelled	(470)	16.09
Granted	7,540	18.77

Non-vested at December 31, 2016	13,055	17.66